UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Fischer
Name:          Ospraie Management, LLC
Title:         General Counsel
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Fischer                New York, NY                   11/14/07
-------------------                ------------                   --------
   [Signature]                     [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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

                              TITLE                     VALUE      SHRS/       SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP    (x1000)    PRN AMT     PRN  CALL DISCRETION  MANAGERS SOLE       SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                      COM              001765106    60,673   2,722,004 SH        SOLE        N/A      2,722,004
ASHLAND INC                   COM              044209104    15,637     259,700 SH        SOLE        N/A        259,700
AUGUSTA RES CORP              COM NEW          050912203     7,635   2,854,084 SH        SOLE        N/A      2,854,084
AUGUSTA RES CORP              COM NEW          050912203     1,943     726,416 SH        DEFINED     N/A        726,416
BJ SVCS CO                    COM              055482103    94,253   3,550,000 SH        SOLE        N/A      3,550,000
CELANESE CORP DEL             COM SER A        150870103    11,109     285,000 SH        SOLE        N/A        285,000
CHESAPEAKE ENERGY CORP        COM              165167107    95,444   2,706,877 SH        SOLE        N/A      2,706,877
CNX GAS CORP                  COM              12618H309     6,479     225,200 SH        SOLE        N/A        225,200
COMPTON PETE CORP             COM              204940100    58,121   6,214,000 SH        SOLE        N/A      6,214,000
CONCHO RES INC                COM              20605P101    11,535     778,890 SH        SOLE        N/A        778,890
COSAN LTD                     SHS A            G25343107    33,535   2,599,600 SH        SOLE        N/A      2,599,600
ENDEAVOUR INTL CORP           COM              29259G101     1,130   1,000,000 SH        SOLE        N/A      1,000,000
ENERGY XXI (BERMUDA)          COM SHS          G10082108    19,207   3,623,950 SH        SOLE        N/A      3,623,950
F M C CORP                    COM NEW          302491303    55,693   1,070,600 SH        SOLE        N/A      1,070,600
FRONTIER OIL CORP             COM              35914P105     1,457      35,000 SH        SOLE        N/A         35,000
FRONTLINE LTD                 COM              G3682E127       483      10,000 SH        SOLE        N/A         10,000
GASTAR EXPL LTD               COM              367299104    13,365   9,154,050 SH        SOLE        N/A      9,154,050
GASTAR EXPL LTD               COM              367299104    13,365   9,154,050 SH        DEFINED     N/A      9,154,050
GLOBAL LOGISTICS ACQUISITION  UNIT 12/31/2010  379414204    10,375   1,250,000 SH        SOLE        N/A      1,250,000
GREAT LAKES DREDGE & DOCK CO  COM              390607109     2,190     250,000 SH        SOLE        N/A        250,000
INTL PAPER CO                 COM              460146103    78,664   2,193,031 SH        SOLE        N/A      2,193,031
ISHARES TR                    MSCI EMERG MKT   464287234     1,495      10,000 SH        SOLE        N/A         10,000
IVANHOE MINES LTD             COM              46579N103    12,994   1,000,000 SH        SOLE        N/A      1,000,000
LENNAR CORP                   CL B             526057302    64,281   3,025,000 SH        SOLE        N/A      3,025,000
LENNAR CORP                   CL A             526057104    29,350   1,295,800 SH        SOLE        N/A      1,295,800
M D C HLDGS INC               COM              552676108     7,369     180,000 SH        SOLE        N/A        180,000
MIRANT CORP                   COM              60467R100    50,028   1,229,800 SH        SOLE        N/A      1,229,800
MONSANTO CO                   COM              61166W101     1,715      20,000 SH        SOLE        N/A         20,000
NORFOLK SOUTHERN CORP         COM              655844108     1,298      25,000 SH        SOLE        N/A         25,000
NOVA BIOSOURCE FUELS INC      COM              65488W103     5,040   1,793,704 SH        SOLE        N/A      1,793,704
NOVA BIOSOURCE FUELS INC      COM              65488W103     5,040   1,793,644 SH        DEFINED     N/A      1,793,644
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106     1,918      10,000 SH        SOLE        N/A         10,000
RTI INTL METALS INC           COM              74973W107    14,457     182,400 SH        SOLE        N/A        182,400
RYLAND GROUP INC              COM              783764103     3,930     183,400 SH        SOLE        N/A        183,400
SEABORD CORP                  COM              811543107    17,238       8,795 SH        SOLE        N/A          8,795
SELECT SECTOR SPDR TR         SBI INT-ENERGY   82369Y506     1,875      25,000 SH        SOLE        N/A         25,000
SUNOCO INC                    COM              86764P109     2,123      30,000 SH        SOLE        N/A         30,000
TALISMAN ENERGY INC           COM              87425E103     6,403     325,000 SH        SOLE        N/A        325,000
UTI WORLDWIDE INC             ORD              G87210103    91,150   3,966,479 SH        SOLE        N/A      3,966,479
WESCO INTL INC                COM              95082P105   153,953   3,585,300 SH        SOLE        N/A      3,585,300
XTO ENERGY INC                COM              98385X106   114,691   1,854,637 SH        SOLE        N/A      1,854,637

                           41                            1,178,641
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:         1,178,641
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE